Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Jan. 31, 2017
Other Comprehensive Income (Loss), Tax [Abstract]
Composition of accumulated other comprehensive income (loss)
The following table provides changes in the composition of total accumulated other comprehensive loss for fiscal 2017, 2016 and 2015:

(Amounts in millions and net of income taxes)	Currency Translation and Other	Net Investment Hedges	Cash Flow Hedges	Minimum Pension Liability	Total
Balances as of January 31, 2014	$(2,999)	$277	$336	$(610)	$(2,996)
Other comprehensive income (loss) before reclassifications	(4,012)	379	(496)	(58)	(4,187)
Amounts reclassified from accumulated other comprehensive loss	—	—	26	(11)	15
Balances as of January 31, 2015	(7,011)	656	(134)	(679)	(7,168)
Other comprehensive income (loss) before reclassifications	(4,679)	366	(217)	96	(4,434)
Amounts reclassified from accumulated other comprehensive loss	—	—	15	(10)	5
Balances as of January 31, 2016	(11,690)	1,022	(336)	(593)	(11,597)
Other comprehensive income (loss) before reclassifications	(2,672)	413	(22)	(389)	(2,670)
Amounts reclassified from accumulated other comprehensive loss	—	—	43	(8)	35
Balances as of January 31, 2017	$(14,362)	$1,435	$(315)	$(990)	$(14,232)